UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
Money Market
Instruments, Inc.

SEMIANNUAL REPORT June 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
24	Proxy Results
25	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Money Market Instruments, Inc., covering the six-month period from January 1, 2010, through June 30, 2010.

After posting solid gains over the second half of 2009 and the first quarter of 2010, the financial markets encountered renewed volatility late in the reporting period, which caused world stocks and some of the bond market’s higher-yielding sectors to erase some of their previous gains. Conversely, traditional safe havens such as gold and U.S. Treasury securities rallied as investors became more risk-averse.

Despite recent headlines about the current state of the U.S. economy, we still believe that it is unlikely that we’ll encounter a “double-dip” recession. Instead, we expect current financial strains to ease and the domestic economy to expand at a moderate pace over the second half of the year. However, we currently see a number of downside risks that could result in volatility over the short term, which is why we still believe that a long-term investment focus with an emphasis on high quality investments may be suitable for many investors.

We believe that short-term and liquid asset mutual fund investments are an important part of a long-term investment focus. But if you have not recently reviewed your portfolio, perhaps now is a good time to talk to your financial advisor about the current market environment and about potential opportunities provided by the financial markets in this investment climate.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2010, through June 30, 2010, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2010, Dreyfus Money Market Instruments’ Money Market Series produced a yield of 0.12%, and its Government Securities Series produced a yield of 0.07%.Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced effective yields of 0.12% and 0.07%, respectively.1

U.S. economic growth remained relatively mild during the reporting period, and the Federal Reserve Board (the “Fed”) maintained its target for the overnight federal funds rate between 0.00% and 0.25%. Consequently, money market yields stayed near historical lows over the first six months of 2010.

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The Government Securities Series invests in short-term securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements, including tri-party repurchase agreements.The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Monetary Policy Remained Unchanged in Muted Recovery

2010 began in the midst of an economic recovery that was fueled, in part, by an overnight federal funds rate that remained unchanged in a historically low range between 0.00% and 0.25%. As a result, money market yields remained near zero percent during the reporting period.

When the year began, the economic recovery appeared to remain on track, and economists were encouraged by positive data, such as a better-than-expected improvement in retail sales in January. In addition, the unemployment rate fell to 9.7%, and job losses continued to moderate in January and February. Manufacturing activity rose for the eighth straight month in March, and it did so at the fastest rate in almost six years. Employment improved in April by the largest margin in approximately four years even as workers returning to the labor force pushed the unemployment rate up to 9.9%. 431,000 additional new jobs were created in May, although most were temporary workers hired for the 2010 Census.

Nonetheless,U.S.GDP grew at a revised 3.0% annualized rate during the first quarter, a far milder gain than similar stages of most previous recoveries. Moreover, the housing market continued to struggle, with existing home sales sliding –0.6% in March compared to the previous month.

In April and May, a sovereign debt crisis in Europe and inflationary pressures in China contributed to greater economic uncertainty worldwide, sparking heightened volatility in stock and bond markets. In the United States, the Consumer Price Index slid –0.1% in April, while retail sales and industrial production posted gains. However, government budget cutbacks in Europe created concerns that demand for goods and services, including those from U.S. companies, could suffer. Indeed, U.S.

manufacturing activity appeared to moderate in June, and private-sector job growth proved more anemic than many analysts expected.

The U.S. Securities and Exchange Commission (“SEC”) has issued new regulations governing money market funds, many of which required compliance during the reporting period.

An Unwavering Focus on Quality

With few opportunities available in the short-term credit markets for significant levels of current income, most money market funds continued to maintain weighted maturities well below historical averages.The fund’s Money Market Series and Government Securities Series were no exception, as we set their weighted average maturities roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Although the mild economic recovery is maturing, inflationary pressures have remained low.The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to a more restrictive monetary policy is unlikely anytime soon. Therefore, we intend to maintain the fund’s focus on credit quality and liquidity.

July 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1

Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money Market Series and Government Securities Series reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from January 1, 2010 to June 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2010

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$ .79	$ .79
Ending value (after expenses)	$1,000.60	$1,000.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2010

	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$ .80	$ .80
Ending value (after expenses)	$1,024.00	$1,024.00

† Expenses are equal to the fund's annualized expense ratio of .16% for Money Market Series and .16% for
Government Securities Series, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES

June 30, 2010 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—29.1%	Amount ($)	Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.40%, 8/6/10	50,000,000	50,000,000
Barclays Bank PLC (Yankee)
0.70%, 1/18/11	60,000,000	60,000,000
BNP Paribas (Yankee)
0.60%, 9/2/10	60,000,000	60,000,000
Lloyds TSB Bank PLC (Yankee)
0.50%, 8/19/10	30,000,000	30,000,000
Nordea Bank Finland PLC (Yankee)
0.50%, 9/9/10	60,000,000	59,999,999
Royal Bank of Scotland PLC (Yankee)
0.50%, 8/12/10	50,000,000	50,000,000
Societe Generale (Yankee)
0.30%, 7/14/10	60,000,000	60,000,000
Unicredit Bank AG (Yankee)
0.34%, 7/12/10	60,000,000	60,000,000
Total Negotiable Bank Certificates of Deposit
(cost $429,999,999)		429,999,999

Commercial Paper—15.3%
Banco Bilbao Vizcaya Argentaria
0.31%, 7/8/10	50,000,000	49,996,986
Deutsche Bank Financial LLC
0.30%, 8/11/10	60,000,000	59,979,500
General Electric Capital Corp.
0.30%, 8/5/10	50,000,000	49,985,417
NRW Bank
0.30%—0.50%, 8/9/10—8/23/10	65,000,000 [a]	64,964,486
Total Commercial Paper
(cost $224,926,389)		224,926,389

Asset-Backed Commercial Paper—11.2%
Atlantis One Funding Corp.
0.04%, 7/1/10	60,000,000 [a]	60,000,000
CAFCO LLC
0.56%, 9/2/10	40,000,000 [a]	39,960,800

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)	Value ($)
Cancara Asset Securitisation Ltd.
0.30%, 7/8/10	40,000,000 [a]	39,997,667
Grampian Funding Ltd.
0.40%, 8/6/10	25,000,000 [a]	24,990,000
Total Asset-Backed Commercial Paper
(cost $164,948,467)		164,948,467

Short-Term Bank Note—4.4%
Bank of America N.A.
0.31%, 7/12/10
(cost $65,000,000)	65,000,000	65,000,000

Time Deposits—14.3%
Commerzbank AG (Grand Cayman)
0.05%, 7/1/10	60,000,000	60,000,000
Credit Agricole (Grand Cayman)
0.05%, 7/1/10	50,000,000	50,000,000
Natixis (Grand Cayman)
0.12%, 7/1/10	40,000,000	40,000,000
Northern Trust Co. (Grand Cayman)
0.02%, 7/1/10	60,000,000	60,000,000
Total Time Deposits
(cost $210,000,000)		210,000,000

U.S. Government Agency—13.6%
Federal National Mortgage Association:
0.20%, 7/12/10	50,000,000 [b]	49,996,944
0.30%, 7/21/10	150,000,000 [b,c]	149,983,757
Total U.S. Government Agency
(cost $199,980,701)		199,980,701

Repurchase Agreements—12.0%
Banc of America Securities LLC
0.01%, dated 6/30/10, due 7/1/10 in the
amount of $60,000,017 (fully collateralized
by $60,170,800 U.S. Treasury Notes, 1%-2.75%,
due 7/31/11-11/30/16, value $61,200,007)	60,000,000	60,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Barclays Capital, Inc.
0.01%, dated 6/30/10, due 7/1/10 in the
amount of $117,000,033 (fully collateralized
by $116,993,700 U.S. Treasury Notes, 1.38%,
due 1/15/13, value $119,340,038)	117,000,000	117,000,000
Total Repurchase Agreements
(cost $177,000,000)		177,000,000

Total Investments (cost $1,471,855,556)	99.9%	1,471,855,556
Cash and Receivables (Net)	.1%	1,133,820
Net Assets	100.0%	1,472,989,376

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2010, these securities amounted to $229,912,953 or 15.6% of net assets.
b On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
c Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	65.5	Asset-Backed/Multi-Seller Programs	5.4
U.S. Government Agency	13.6	Finance	3.4
Repurchase Agreements	12.0		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES

June 30, 2010 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—68.9%	Purchase (%)	Amount ($)	Value ($)
Federal Home Loan Bank
7/6/10	0.21	160,000,000	160,007,876
Federal Home Loan Mortgage Corp.:
11/16/10	0.31	50,000,000 [a]	49,940,583
12/21/10	0.30	50,000,000 [a]	49,927,917
Federal National Mortgage Association:
7/21/10	0.30	150,000,000 [a,b]	149,983,757
8/11/10	0.21	50,000,000 [a]	49,988,042
12/15/10	0.25	40,000,000 [a]	39,953,611
1/18/11	0.30	25,000,000 [a]	24,958,125
Total U.S. Government Agencies
(cost $524,759,911)			524,759,911

U.S. Treasury Notes—6.6%
8/31/10
(cost $50,171,955)	0.30	50,000,000	50,171,955

Repurchase Agreements—24.3%
Banc of America Securities LLC
dated 6/30/10, due 7/1/10 in the amount of
$10,000,003 (fully collateralized by $9,723,104
Government National Mortgage Association, 5%,
due 12/20/39, value $10,200,001)	0.01	10,000,000	10,000,000
Credit Suisse Securities LLC
dated 6/30/10, due 7/1/10 in the amount of
$40,000,022 (fully collateralized by $37,335,000
Government National Mortgage Association, 6%,
due 5/20/40, value $40,800,615)	0.02	40,000,000	40,000,000
Deutsche Bank Securities Inc.
dated 6/30/10, due 7/1/10 in the amount of
$40,000,022 (fully collateralized by $64,721,688
Government National Mortgage Association, 5.50%,
due 10/15/35-9/15/39, value $40,800,000)	0.02	40,000,000	40,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Goldman, Sachs & Co.
dated 6/30/10, due 7/1/10 in the amount
of $35,000,005 (fully collateralized by
$19,391,700 U.S. Treasury Bills,
due 11/26/10, value $19,376,769
and $15,298,500 U.S. Treasury Notes,
3.375%, due 11/30/12, value $16,323,291)	0.005	35,000,000	35,000,000
JP Morgan Chase & Co.
dated 6/30/10, due 7/1/10 in the amount
of $60,000,033 (fully collateralized by
$58,732,506 Government National Mortgage
Association, 4.50%, due 1/20/40-4/20/40,
value $61,201,122)	0.02	60,000,000	60,000,000
Total Repurchase Agreements
(cost $185,000,000)			185,000,000

Total Investments (cost $759,931,866)		99.8%	759,931,866

Cash and Receivables (Net)		.2%	1,165,702

Net Assets		100.0%	761,097,568

a On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government Agencies	68.9	U.S. Treasury Notes	6.6
Repurchase Agreements	24.3		99.8
† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series
Assets ($):
Investments in securities, at value—See Statement of Investments
(including repurchase agreements of $177,000,000
for the Money Market Series and $185,000,000 for the
Government Securities Series)—Note 2(b)†	1,471,855,556	759,931,866
Cash	594,239	265,678
Interest receivable	489,654	923,726
Prepaid expenses	359,565	177,241
	1,473,299,014	761,298,511
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	167,766	96,563
Payable for shares of Common Stock redeemed	1,557	25,699
Accrued expenses	140,315	78,681
	309,638	200,943
Net Assets ($)	1,472,989,376	761,097,568
Composition of Net Assets ($):
Paid-in capital	1,472,989,376	761,096,470
Accumulated net realized gain (loss) on investments	—	1,098
Net Assets ($)	1,472,989,376	761,097,568

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series
Net Assets ($)	1,472,989,376	761,097,568
Shares Outstanding	1,472,972,875	761,096,470
Net Asset Value Per Share ($)	1.00	1.00
† Investments at cost ($)	1,471,855,556	759,931,866

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (Unaudited)

	Money	Government
	Market	Securities
	Series	Series
Investment Income ($):
Interest Income	1,908,193	764,303
Expenses—Note 2(c):
Management fee—Note 3(a)	3,434,597	1,726,620
Prospectus and shareholders’ reports	124,675	34,415
Custodian fees—Note 3(b)	66,795	53,169
Registration fees	58,108	49,146
Directors’ fees and expenses—Note 3(c)	48,111	25,274
Shareholder servicing costs—Note 3(b)	30,589	80,379
Professional fees	26,264	19,577
Miscellaneous	14,577	10,721
Total Expenses	3,803,716	1,999,301
Less—reduction in management fee
due to undertakings—Note 3(a)	(2,704,567)	(1,446,619)
Less—reduction in expenses due to
undertakings—Note 3(a)	—	(16,130)
Less—reduction in fees due to
earnings credits—Note 2(b)	(1,339)	(836)
Net Expenses	1,097,810	535,716
Investment Income—Net, representing net increase
in net assets resulting from operations	810,383	228,587

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
	(Unaudited)	2009	(Unaudited)	2009
Operations ($):
Investment income—net	810,383	5,089,259	228,587	1,676,744
Net realized gain
(loss) on investments	—	—	—	1,098
Net Increase (Decrease)
in Net Assets Resulting
from Operations	810,383	5,089,259	228,587	1,677,842
Dividends to
Shareholders from ($):
Investment income—net	(810,383)	(5,089,259)	(228,587)	(1,676,744)
Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	542,202,537	767,661,910	409,114,699	605,738,149
Dividends reinvested	13,991	217,684	32,532	241,747
Cost of shares
redeemed	(470,229,088)	(1,319,321,732)	(315,386,259)	(670,855,111)
Increase (Decrease)
in Net Assets from
Capital Stock
Transactions	71,987,440	(551,442,138)	93,760,972	(64,875,215)
Total Increase
(Decrease)
in Net Assets	71,987,440	(551,442,138)	93,760,972	(64,874,117)
Net Assets ($):
Beginning of Period	1,401,001,936	1,952,444,074	667,336,596	732,210,713
End of Period	1,472,989,376	1,401,001,936	761,097,568	667,336,596

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.003	.026	.047	.045	.026
Distributions:
Dividends from
investment income—net	(.001)	(.003)	(.026)	(.047)	(.045)	(.026)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[a]	.27	2.65	4.85	4.61	2.65
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.55[a]	.59	.68	.67	.74	.79
Ratio of net expenses
to average net assets	.16[a]	.50	.56	.55	.55	.63
Ratio of net investment
income to average
net assets	.12[a]	.30	2.59	4.71	4.57	2.62
Net Assets, end of period
($ x 1,000)	1,472,989	1,401,002	1,952,444	1,584,222	610,172	341,259

a Annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

Government Securities Series

Six Months Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.002	.013	.044	.043	.025
Distributions:
Dividends from
investment income—net	(.000)[a]	(.002)	(.013)	(.044)	(.043)	(.025)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06[b]	.23	1.32	4.47	4.43	2.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58[b]	.61	.67	.72	.74	.73
Ratio of net expenses
to average net assets	.16[b]	.17	.50	.57	.58	.63
Ratio of net investment income
to average net assets	.07[b]	.23	1.08	4.36	4.35	2.44
Net Assets, end of period
($ x 1,000)	761,098	667,337	732,211	373,081	267,556	259,029

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series. The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Money Market Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,471,855,556
Level 3—Significant Unobservable Inputs	—
Total	1,471,855,556

†	See Statement of Investments for additional detailed categorizations.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Government Securities Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	759,931,866
Level 3—Significant Unobservable Inputs	—
Total	759,931,866

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains of either series can be offset by capital loss carryovers of that series, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for purposes of determining such qualification.

As of and during the period ended June 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions for the Money Market Series and the Government Securities Series paid to shareholders during the fiscal year ended December 31, 2009 were all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2010, the cost of investments for federal income purposes for each series was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly.The Manager had undertaken from January 1, 2010 through June 30, 2010, to reduce the management fee paid by each series, if the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

series’ aggregate annual expenses exceed an annual rate of .16% for the Money Market Series and .16% for the Government Securities Series of the value of each series’ average daily net assets. The reduction in management fee for the Money Market Series pursuant to the undertaking, amounted to $2,704,567 during the period ended June 30, 2010.The reduction in management fee for the Government Securities Series pursuant to the undertaking, amounted to $1,446,619 during the period ended June 30, 2010.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertakings amounted to $16,130 for the Government Securities Series during the period ended June 30, 2010.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2010, the Money Market Series and the Government Securities Series were charged $9,841 and $43,627, respectively, pursuant to the Shareholder Services Plan.

Each series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each series. During the period ended June 30, 2010, the Money Market Series and the Government Securities Series were charged $12,186 and $24,782, respectively, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

Each series compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to each series’ subscriptions and redemptions. During the period ended June 30, 2010, the Money Market Series and the Government Securities Series was charged $1,137 and $2,363, respectively, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $79 and $163, respectively .

Each series also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for each series. During the period ended June 30, 2010, the Money Market Series and the Government Securities Series were charged $66,795 and $53,169, respectively, pursuant to the custody agreement.

During the period ended June 30, 2010, each series was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $609,799, custodian fees $44,275, chief compliance officer fees $4,113 and transfer agency per account fees $8,000, which are offset against an expense reimbursement currently in effect in the amount of $498,421.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $305,712, custodian fees $34,242, chief compliance officer fees $4,113 and transfer agency per account fees $18,000, which are offset against an expense reimbursement currently in effect in the amount of $265,504.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

PROXY RESULTS (Unaudited)

Dreyfus Money Market Instruments, Inc.—Money Market Series held a special meeting of shareholders on April 19, 2010.The proposals considered at the meeting and the results are as follows:

		Shares
	For	Against	Abstain
1. To approve amending the fund’s
policy regarding borrowing	651,895,893	27,903,792	15,371,749
2. To approve amending the fund’s
policy regarding lending	650,285,101	29,110,041	15,776,292
3. To approve investment in additional
money market instruments	655,092,365	24,694,634	15,384,435
4. To approve investment in other
investment companies	648,960,890	29,603,910	16,606,634

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

Money Market Series

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are interested persons (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load money market funds (the Performance Group) and to a larger universe of funds, consisting of all retail no-load money market funds (the Performance Universe) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the second quartile of the Performance Group for the one-, two- and three-year periods ended December 31, 2009 and ranked in the first quartile of the Performance Universe for the one-,two-,three-,four- and five-year periods ended December 31, 2009.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the Expense Group) and a broader group of funds (the Expense Universe), each selected and provided by Lipper. The fund’s contractual and actual management fees were higher than the Expense Group and Expense Universe medians and the fund’s expense ratio was equal to the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the Similar Accounts), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for man-

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

aging the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Government Securities Series

At a meeting of the fund’s Board of Directors held on March 2, 2010, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2011. The Board members, none of whom are interested persons (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load U.S.Treasury money market funds and U.S. government money market funds (the Performance Group) and to a larger universe of funds, consisting of all retail no-load U.S. Treasury money market funds (the Performance

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Universe) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return ranked in the first quartile of the Performance Group and Performance Universe for the one-year period ended December 31, 2009.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the Expense Group) and a broader group of funds (the Expense Universe), each selected and provided by Lipper.The fund’s contractual management fees were higher than the Expense Group median, but the actual management fees were lower than both the Expense Group and Expense Universe medians.The fund’s expense ratio was lower than the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the Similar Accounts), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

3

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	August 23, 2010

5

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6